LEASE LIABILITY - Reconciliation of minimum lease payments and present value (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Reconciliation of minimum lease payments and present value
Total including interest cash flows	$ 2,352
Less: interest cash flows	(445)
Total principal cash flows	1,907
Within 1 year
Reconciliation of minimum lease payments and present value
Total including interest cash flows	211
Later than 1 year and less than 5 years
Reconciliation of minimum lease payments and present value
Total including interest cash flows	907
After 5 years
Reconciliation of minimum lease payments and present value
Total including interest cash flows	$ 1,234